Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 38,555	$ 37,163
Loan Balance - Current portion	(1,248)	(35,663)
Loan Balance - Long-Term portion	37,307	1,500
Unamortized Debt Discount	(874)	(295)
Unamortized Debt Discount - Current portion	274	295
Unamortized Debt Discount - Long-Term portion	(600)	0
Total Borrowings	37,681	36,868
Total Borrowings - Current portion	(974)	(35,368)
Total Borrowings - Long-Term portion	36,707	$ 1,500
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	5,000
Total Borrowings - Long-Term portion	1,248
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
Unamortized Debt Discount	(874)
Total Borrowings	36,126
Globus Maritime Ltd. | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	307
Unamortized Debt Discount	0
Total Borrowings	307
Globus Maritime Ltd. | Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	1,248
Unamortized Debt Discount	0
Total Borrowings	$ 1,248